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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2006

                                   ----------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL 60611

Form 13F File Number: 28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

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Person Signing this Report on Behalf of Reporting Manager:

           GEM Capital, L.L.C.     GEM Capital, L.L.C.     GEM Capital, L.L.C.

Name:        Michael A. Elrad        Barry A. Malkin         Norm S. Geller
Title:             V.P.                    V.P.                    V.P.
Phone:         312-915-2864            312-915-2877            312-915-3577

Signature, Place, and Date of Signing:


/s/ Michael A. Elrad   Chicago, Illinois   11/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Barry A. Malkin    Chicago, Illinois   11/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Norm S. Geller     Chicago, Illinois   11/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   -----

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            27

Form 13F Information Table Value Total:       302,964
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                                 GEM 13F FILING
                               September 30, 2006

                                                             VALUE                           INVESTMENT    OTHER      VOTING
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1,000)     SHRS     PUT/CALL   DISCRETION   MANAGERS     SOLE
-----------------------------  ---------------  ---------  ---------  ----------  --------   ----------   --------  ----------
AMERICAN TOWER CORP                 CL A        029912201      3,270      89,600              SOLE                      89,600
ARCHSTONE SMITH TR                   COM        039583109      5,444     100,000              SOLE                     100,000
AVALONBAY CMNTYS INC                 COM        053484101     14,676     121,894              SOLE                     121,894
BEAZER HOMES USA INC                 COM        07556Q105      6,274     160,700              SOLE                     160,700
D R HORTON INC                       COM        23331A109     14,314     597,653              SOLE                     597,653
EQUITY OFFICE PROPERTIES TRU         COM        294741103      7,636     192,049              SOLE                     192,049
HILTON HOTELS CORP                   COM        432848109     40,387   1,450,176              SOLE                   1,450,176
HOST HOTELS & RESORTS INC            COM        44107P104     29,100   1,269,076              SOLE                   1,269,076
INTRAWEST CORPORATION              COM NEW      460915200      7,668     222,008              SOLE                     222,008
ISTAR FINL INC                       COM        45031U101      4,525     108,503              SOLE                     108,503
KKR FINL CORP                        COM        482476306      4,696     191,364              SOLE                     191,364
M D C HLDGS INC                      COM        552676108      7,416     159,654              SOLE                     159,654
MACERICH CO                          COM        554382101     12,750     166,974              SOLE                     166,974
MARRIOTT INTL INC NEW               CL A        571903202     25,236     653,107              SOLE                     653,107
MFA MTG INVTS INC                    COM        55272X102      2,621     351,834              SOLE                     351,834
MILLS CORP                           COM        601148109     13,204     790,173              SOLE                     790,173
MILLS CORP                           COM        601148109      1,713     102,500    PUT       SOLE                     102,500
NATIONWIDE HEALTH PPTYS INC          COM        638620104      6,347     237,371              SOLE                     237,371
RECKSON ASSOCS RLTY CORP             COM        75621K106      7,532     175,971              SOLE                     175,971
REGENCY CTRS CORP                    COM        758849103     11,190     162,747              SOLE                     162,747
SBA COMMUNICATIONS CORP              COM        78388J106      7,850     322,662              SOLE                     322,662
SL GREEN RLTY CORP                   COM        78440X101     24,098     215,742              SOLE                     215,742
SPIRIT FIN CORP                      COM        848568309      1,198     103,197              SOLE                     103,197
STARWOOD HOTELS & RESORTS WRLD   PAIRED CTF     85590A203      5,906     103,272              SOLE                     103,272
SUNRISE SENIOR LIVING INC            COM        86768K106      7,355     246,228              SOLE                     246,228
TOLL BROTHERS INC                    COM        889478103     22,317     794,759              SOLE                     794,759
VENTAS INC                           COM        92276F100      8,241     213,821              SOLE                     213,821
                                                ---------  ---------  ----------                                    ----------
                                                   Total:    302,964   9,303,035                                     9,303,035
                                                =========  =========  ==========                                    ==========